Prospectus Supplement

January 16, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 16, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2012 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

Jaidip Singh no longer manages the Portfolios. As a result, all references to Mr. Singh are hereby deleted from the Prospectus. Effective immediately, Divya Chhibba has been added to the teams primarily responsible for the day-to-day management of the Portfolios. Accordingly, effective immediately, the Prospectus is revised as follows:

With respect to each of the Core Fixed Income and Core Plus Fixed Income Portfolios, the section of the Prospectus entitled "Portfolio Summary—Investment Adviser—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Divya Chhibba	Vice President	January 2013
Neil Stone	Managing Director	January 2011

***

With respect to the Limited Duration Portfolio, the section of the Prospectus entitled "Portfolio Summary—Investment Adviser—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Divya Chhibba	Vice President	January 2013
Joseph Mehlman	Executive Director	May 2008
Neil Stone	Managing Director	January 2011

***

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Core Fixed Income Portfolio and Core Plus Fixed Income Portfolio" are hereby deleted and replaced with the following:

Each Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of each Portfolio are Divya Chhibba, a Vice President of the Adviser, and Neil Stone, a Managing Director of the Adviser.

Ms. Chhibba has been associated with the Adviser in an investment management capacity since 2005. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

***

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Limited Duration Portfolio" are hereby deleted and replaced with the following:

The Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Divya Chhibba, a Vice President of the Adviser, Joseph Mehlman, an Executive Director of the Adviser, and Neil Stone, a Managing Director of the Adviser.

Ms. Chhibba has been associated with the Adviser in an investment management capacity since 2005. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Please retain this supplement for future reference.

  IFTFISPT3 1/13

Statement of Additional Information Supplement

January 16, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 16, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2012 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

Jaidip Singh no longer manages the Portfolios. As a result, all references to Mr. Singh are hereby deleted from the Statement of Additional Information ("SAI"). Effective immediately, Divya Chhibba has been added to the teams primarily responsible for the day-to-day management of the Portfolios. Accordingly, effective immediately, the SAI is revised as follows:

With respect to each of the Core Fixed Income and Core Plus Fixed Income Portfolios, the section of the SAI entitled "Investment Adviser—Portfolio Managers—Other Accounts Managed by the Portfolio Managers at September 30, 2011 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Core Fixed Income Portfolio and Core Plus Fixed Income Portfolio
Divya Chhibba*	2	$1.2 billion	0	$0	1	$309.6 million
Neil Stone	9	$958.4 million	0	$0	64	$12.5 billion(2)

*  As of September 30, 2012.

(2)  Of these other accounts, one account with a total of approximately $725.7 million in assets, had performance-based fees.

***

With respect to the Limited Duration Portfolio, the section of the SAI entitled "Investment Adviser—Portfolio Managers—Other Accounts Managed by the Portfolio Managers at September 30, 2011 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Limited Duration Portfolio
Divya Chhibba*	2	$1.2 billion	0	$0	1	$309.6 million
Joseph Mehlman	5	$613.5 million	0	$0	53	$12.6 billion
Neil Stone	9	$958.4 million	0	$0	64	$12.5 billion(2)

*  As of September 30, 2012.

(2)  Of these other accounts, one account with a total of approximately $725.7 million in assets, had performance-based fees.

***

With respect to each of the Core Fixed Income and Core Plus Fixed Income Portfolios, the section of the SAI entitled "Investment Adviser—Portfolio Managers—Securities Ownership of Portfolio Managers (at September 30, 2011, unless otherwise noted)" is hereby deleted and replaced with the following:

Divya Chhibba — None*
Neil Stone — None

*  As of September 30, 2012.

***

With respect to the Limited Duration Portfolio, the section of the SAI entitled "Investment Adviser—Portfolio Managers—Securities Ownership of Portfolio Managers (at September 30, 2011, unless otherwise noted)" is hereby deleted and replaced with the following:

Divya Chhibba — None*
Joseph Melhman — $1-$10,000
Neil Stone — None

*  As of September 30, 2012.

Please retain this supplement for future reference.